CASH AND RESTRICTED CASH (Tables)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash as shown in the statements of cash flows

For the Six Months Ended
December 31, 2024
Cash and cash equivalents	$6,879,552
Cash segregated - customers	21,377,503
Cash segregated - PAB	200,618
Total cash and restricted cash shown in the statement of cash flows.	$28,457,673

	June 30, 2024	December 31, 2023	December 31, 2022
Cash and cash equivalents	$6,558,176	$619,554	$129,560
Cash segregated - customers	20,548,972	—	—
Cash segregated - PAB	200,738	—	—
Total cash and restricted cash shown in the statement of cash flows.	$27,307,886	$619,554	$129,560